AMOUNTS DUE TO SELLING SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
AMOUNTS DUE TO SELLING SHAREHOLDERS
AMOUNTS DUE TO SELLING SHAREHOLDERS

Note 8—AMOUNTS DUE TO SELLING SHAREHOLDERS

The balance as of December 31, 2010 represented the initial public offering proceeds received on behalf of the selling shareholders and was settled in January 2011.